Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		100,000
Fair value of stock options granted | $		$ 2
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	3,600,000	300,000
Long Term Incentive Stock Option Plan [member] | Executive [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	34,300,000	1,000,000
Fair value of stock options granted | $	$ 241	$ 11
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	6,900,000
Fair value of stock options granted | $	$ 301
Long Term Restricted Stock Unit Program Two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	five years
Restricted stock units, vesting period variance	2 years 6 months
Long Term Restricted Stock Unit Program Two [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	3 years
Long Term Restricted Stock Unit Program Two [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	800,000	0
Long term restricted stock unit program two series two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	5 years
Long term restricted stock unit program two series two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	ten years
Performance Share Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	0	300,000
Performance Share Unit [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares grant the right to receive	1
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Share-based compensation grant date fair value	100,000	100,000
Share-based compensation grant date fair value | $	$ 1	$ 1